[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

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                                   ATLANTA AUSTIN HOUSTON NEW YORK WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sutherland.com

September 14, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Post Effective Amendment No. 3
       First MetLife Investors Insurance Company
       First MetLife Investors Variable Annuity Account One
       File No. 333-158579 (MetLife Simple Solutions)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company) and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing under the Securities Act of 1933, as amended (the "Securities Act"), Post-Effective Amendment No. 3 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts (the "Contracts") issued through the Account.

This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act, primarily to add new disclosure to the prospectus describing changes to the lifetime withdrawal guarantee benefit and the available investment portfolios, and related investment allocation restrictions.

Financial statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made, by amendment.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
---------------------------
W. Thomas Conner

Attachment
cc: Patrice M. Pitts, Esq.
    Michele H. Abate, Esq.
    John B. Towers, Esq.